Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 266	$ 70
Restricted cash and cash equivalents	493	483
Accounts receivable	1,169	984
Material and supplies	557	424
Other current assets	243	229
Total current assets	2,728	2,190
Properties	37,773	34,189
Pension asset	446	994
Intangible and other assets	267	256
Total assets	41,214	37,629
Current liabilities
Accounts payable and other	2,316	1,903
Current portion of long-term debt	1,184	2,080
Total current liabilities	3,500	3,983
Deferred income taxes	7,480	6,953
Other liabilities and deferred credits	501	590
Pension and other postretirement benefits	707	699
Long-term debt	11,385	8,748
Shareholders' equity
Common shares	3,634	3,613
Common shares in Share Trusts	(175)	(168)
Additional paid-in capital	408	434
Accumulated other comprehensive loss	(2,849)	(2,784)
Retained earnings	16,623	15,561
Total shareholders' equity	17,641	16,656
Total liabilities and shareholders' equity	$ 41,214	$ 37,629